Notes on the Consolidated Balance Sheet - Overview of the Groups trade receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Consolidated Balance Sheet [Abstract]
Trade receivables (gross)	€ 6,066	€ 3,581
Allowance for bad debt	(258)	(607)
- thereof non-current	0	0
- thereof current	5,808	2,974	[1]	€ 3,242
Total trade receivables	€ 5,808	€ 2,974

[1]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.